Fair Value Measurements - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund	$ 38,140	$ 56,034	$ 30,387
Restricted cash, Money market fund	3,257	3,257	497
Total	41,397	59,291	30,884
Total Liabilities			435
Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Preferred stock tranche liability			435
Level 1
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund	38,140	56,034	30,387
Restricted cash, Money market fund	3,257	3,257	497
Total	41,397	59,291	30,884
Total Liabilities			0
Level 1 | Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Preferred stock tranche liability			0
Level 2
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund	0	0	0
Restricted cash, Money market fund	0	0
Total	0	0	0
Total Liabilities			0
Level 2 | Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Preferred stock tranche liability			0
Level 3
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund	0	0	0
Restricted cash, Money market fund	0	0
Total	$ 0	$ 0	0
Total Liabilities			435
Level 3 | Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Preferred stock tranche liability			$ 435